Income Taxes - Summary of Tax Losses Carryforwards and their Years of Expiration (Detail) $ in Millions	Dec. 31, 2022 MXN ($)
Major components of tax expense (income) [abstract]
2024	$ 46
2025	13
2026	0
2027	0
2028	502
2029	3,631
2030	3,020
2031	148
2032 and thereafter	10
No expiration (Brazil and Colombia)	14,630
Tax losses carryforward	$ 22,000